Nature of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2025
Nature of Business and Organization [Abstract]
Schedule of Consolidated Financial Statements Reflect the Activities

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

		Percentage of effective ownership December 31,				Principal
Name	Background	2023	2024	2025	Ownership	Activities
Megan Holdings Limited (“MHL”)	– A Cayman Islands company – Incorporated on December 7, 2022 – Issued share capital of USD 0.0001	N/A	N/A	N/A	The listing entity	Investment holding

Megan Mezanin Sdn Bhd (“MMSB”)	– A Malaysian company – Incorporated on February 13, 2020 – Issued share capital of MYR 250,000	100%	100%	100%	Wholly-owned by MHL	Development, construction and maintenance of aquaculture and agriculture farms and related works

Megan Technologies Sdn Bhd (“MTSB’)	– A Malaysian company – Incorporated on March 18, 2024 – Issued share capital of MYR 200,000	Nil	99.99%	99.99%	Partial-owned by MMSB	Supply and installation of Smart Industrial Technologies and Solutions